Intangible Assets and Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Balance, Beginning	$ 710,962	$ 176,595	$ 227,763	$ 227,763
Goodwill deconsolidated during period			(51,168)
Goodwill acquired of fuboTV Pre-Merger during period		562,908
Less: transfer to asset held for sale		(28,541)
Impairment expense	(148,622)			(148,622)
Measurement period adjustment on the fuboTV acquisition	(68,493)
Balance, Ending	$ 493,847	$ 710,962	$ 176,595	$ 493,847